INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Provision for Income Taxes

The provision for income taxes is comprised of the following:

	Year Ended December 31,
	2011	2012	2013
Current tax expense:
PRC	$14,108	$14,616	$17,054
United States	117	96	1,650
Other	89	57	(174)
Deferred tax expense:
PRC	(1,292)	(1,379)	1,317
United States	3,586	4,002	3,661
Other	(2)	1	(44)

Income tax expense	$16,606	$17,393	$23,464

Principal Components of Deferred Income Tax Assets/Liabilities

The principal components of the deferred income tax assets / liabilities are as follows:

	As of December 31,
	2012	2013
Current deferred tax assets:
Bad debt provision	$185	222
Inventory write down	644	1
Prepaid expenses and accruals	116	52
Bonus accrual	2,213	2,935
Net operating loss	4,545	1,142
Other	1,352	1,646
Less: valuation allowance	—	(9)

Subtotal	$9,055	$5,989
Noncurrent deferred tax assets:
Net operating loss carryforwards	2,805	595
Other	232	235
Less: valuation allowance	—	(579)

Subtotal	$3,037	$251

Total deferred tax assets	$12,092	$6,240

	As of December 31,
	2012	2013
Current deferred tax liabilities:
Unrealized foreign exchange gains and losses	$64	$329
Others	688	(17)

Subtotal	$752	$312

Noncurrent deferred tax liabilities:
Intangible asset basis difference	2,707	1,579
Others	1,447	1,828
Subtotal	$4,154	$3,407

Total deferred tax liabilities	$4,906	$3,719

Reconciliation Between Total Income Tax Expense and Amount Computed by Applying Statutory Income Tax Rate to Income Before Taxes

A reconciliation between total income tax expense and the amount computed by applying the statutory income tax rate to income before taxes is as follows:

	Year Ended December 31,
	2011	2012	2013
PRC enterprise income tax rate	25.0%	25.0%	25.0%
Effect of different tax rates in other jurisdictions	3.3%	3.4%	1.8%
Expenses not deductible for tax purposes:
Entertainment expenses	0.2%	0.2%	0.1%
Investment income under equity method	—	—	0.8%
Welfare expenses	—	—	0.1%
Goodwill impairment	—	0.4%	0.0%
Decrease of unrecognized tax benefit	—	(0.7)%	0.0%
Valuation allowance impact	—	—	0.4%
Other expenses	0.1%	(0.7)%	0.4%
Tax exemption and tax relief:
Reduced tax rate for tax holiday	(2.2)%	(2.2)%	(1.6)%
Reduced tax rate for HNTEs	(8.2)%	(7.7)%	(8.7)%
Deferred tax effect due to tax rate change	(1.1)%	(0.3)%	0.6%
Tax true-up	(0.1)%	(0.7)%	(1.9)%
Effective tax rate	17.0%	16.7%	17.0%

Aggregate Amount and Per Share Effect of Tax Holidays

The aggregate amount and per share effect of the tax holidays are as follows:

	Year Ended December 31,
	2011	2012	2013
Aggregate amount:	$2,093	$2,361	$3,382
Per share effect—basic	0.00	0.00	0.01
Per share effect—diluted	0.00	0.00	0.01